UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23591

NB Crossroads Private Markets Access Fund LLC

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, NY 10104

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NB Crossroads Private Markets Access Fund LLC
Financial Statements (Unaudited)
For the six months ended September 30, 2021

NB Crossroads Private Markets Access Fund LLC
As of September 30, 2021 (Unaudited)

NB Crossroads Private Markets Access Fund LLC
Statement of Assets and Liabilities
As of September 30, 2021 (Unaudited)

Assets
Investments, at fair value (cost of $315,338,058)	$329,119,404
Cash and cash equivalents	249,997
Receivable for investments sold	5,036,477
Interest receivable	490,705
Other assets	114,338
Total Assets	$335,010,921
Liabilities
Investment securities purchased	$10,322,679
Contributions received in advance	6,523,000
Incentive fee payable	640,294
Advisory fee payable	189,665
Professional fees payable	166,169
Due to Affiliate	138,281
Accounting and administration service fees payable	73,921
Other payables	52,552
Total Liabilities	$18,106,561
Commitments and contingencies (See Note 5)
Net Assets at Value	$316,904,360
Net Assets Consist of:
Paid-in capital, Institutional Class Shares	301,485,000
Total accumulated earnings	15,419,360
Net Assets at Value	$316,904,360
Institutional Class Shares outstanding (unlimited shares authorized)	29,738,637
Net Asset Value, per Share	$10.66
The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Schedule of Investments
As of September 30, 2021 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
BANK LOANS – 50.82%
ADMI Corp.	3.63% (1-Month USD Libor + 3.25%)	12/23/2027	1,253,700	$1,267,804	$1,242,730
ADMI Corp.	4.00% (1-Month USD Libor + 3.75%)	12/23/2027	1,325,000	1,325,000	1,323,344
Ahead DB Holdings, LLC	4.50% (1-Month USD Libor + 3.75%)	10/18/2027	1,246,875	1,265,578	1,251,027
Alliant Holdings Intermediate, LLC	4.25% (1-Month USD Libor + 3.75%)	11/05/2027	1,250,071	1,261,009	1,250,421
All-Star Bidco AB	4.00% (1-Month USD Libor + 3.50%)	07/21/2028	1,710,000	1,701,450	1,705,007
Alter Domus Holdco Sarl	4.50% (1-Month USD Libor + 3.75%)	02/11/2028	1,263,650	1,257,332	1,258,279
Altice Financing S.A.	2.88% (3-Month USD Libor + 2.75%)	07/15/2025	1,273,351	1,266,984	1,251,869
Altice France S.A.	2.88% (3-Month USD Libor + 2.75%)	07/31/2025	1,270,052	1,268,464	1,248,359
American Trailer World Corp.	4.50% (1-Month USD Libor + 3.75%)	03/03/2028	1,885,275	1,871,210	1,875,377
Apex Group Treasury, LLC	4.25% (1-Month USD Libor + 3.75%)	07/23/2028	1,710,000	1,705,725	1,707,863
Applied Systems, Inc.	3.75% (3-Month USD Libor + 3.25%)	09/19/2024	2,580,348	2,580,348	2,579,393
APX Group, Inc.	4.00% (1-Month USD Libor + 3.50%)	06/30/2028	2,610,000	2,608,544	2,601,022
AssuredPartners, Inc.	3.58% (1-Month USD Libor + 3.50%)	02/12/2027	1,260,379	1,258,803	1,251,972
Asurion, LLC	3.33% (1-Month USD Libor + 3.25%)	12/23/2026	2,143,301	2,140,179	2,110,380
Asurion, LLC	5.33% (1-Month USD Libor + 5.25%)	01/31/2028	1,060,000	1,069,844	1,056,248
Athenahealth, Inc.	4.38% (1-Month USD Libor + 4.25%)	02/11/2026	2,517,350	2,517,350	2,522,385
Aveanna Healthcare, LLC(A)(B)	4.25% (1-Month USD Libor + 3.75%)	06/30/2028	1,285,000	1,036,122	1,040,941
BCP Renaissance Parent, LLC	4.50% (3-Month USD Libor + 3.50%)	10/31/2024	2,472,953	2,440,587	2,450,696
BCPE Empire Holdings, Inc.(A)(B)	4.50% (1-Month USD Libor + 4.00%)	06/11/2026	1,710,000	1,120,955	1,120,176
Bella Holding Co., LLC	4.50% (1-Month USD Libor + 3.75%)	04/01/2028	1,265,000	1,252,350	1,262,521
Birkenstock US BidCo, Inc.	4.25% (1-Month USD Libor + 3.75%)	04/27/2028	997,500	992,513	995,425
CCI Buyer, Inc.	4.75% (1-Month USD Libor + 4.00%)	12/17/2027	1,248,725	1,261,212	1,252,109
CIRCOR International, Inc.	4.25% (1-Month USD Libor + 3.25%)	12/11/2024	2,605,000	2,600,013	2,596,872
Cobra Holdings, Inc.	4.25% (1-Month USD Libor + 3.75%)	07/23/2028	1,710,000	1,701,450	1,697,175
Connect FInco SARL	4.50% (1-Month USD Libor + 3.50%)	12/11/2026	1,255,441	1,261,718	1,255,893
Consolidated Communications, Inc.	4.25% (1-Month USD Libor + 3.50%)	10/02/2027	1,265,000	1,265,000	1,265,595
Constant Contact, Inc.	4.75% (1-Month USD Libor + 4.00%)	02/10/2028	1,262,507	1,256,195	1,259,351
Cpc Acquisition Corp.	4.50% (1-Month USD Libor + 3.75%)	12/29/2027	1,253,700	1,264,670	1,252,133
CQP Holdco, LP	4.25% (1-Month USD Libor + 3.75%)	05/26/2028	2,603,475	2,595,433	2,594,805
Crosby US Acquisition Corp.	4.84% (3-Month USD Libor + 4.75%)	06/26/2026	1,270,254	1,262,315	1,269,060
Deerfield Dakota Holding, LLC	4.75% (1-Month USD Libor + 3.75%)	04/09/2027	1,148,775	1,160,263	1,151,107
Edelman Financial Engines Center LLC/The	4.25% (1-Month USD Libor + 3.75%)	04/07/2028	1,119,509	1,119,510	1,116,890
Edgewater Generation, LLC	3.83% (3-Month USD Libor + 3.75%)	12/13/2025	1,232,688	1,235,770	1,172,755
EG America, LLC	4.75% (1-Month USD Libor + 4.25%)	03/11/2026	1,759,985	1,748,625	1,758,225
Endurance International Group Holdings, Inc.	4.25% (1-Month USD Libor + 3.50%)	02/10/2028	2,525,810	2,513,181	2,510,023
Engineered Components & Systems, LLC(A)(B)	6.50% (1-Month USD Libor + 6.00%)	06/08/2028	885,000	668,378	680,912
Ensemble RCM, LLC	3.88% (3-Month USD Libor + 3.75%)	08/03/2026	2,510,785	2,504,508	2,514,827
Enterprise Development Authority/The	5.00% (1-Month USD Libor + 4.25%)	02/18/2028	1,238,250	1,232,059	1,239,736
Epicor Software Corp.	4.00% (1-Month USD Libor + 4.25%)	07/30/2027	1,255,489	1,261,766	1,254,924
The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Schedule of Investments (continued)
As of September 30, 2021 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
FCG Acquisitions, Inc.	4.25% (1-Month USD Libor + 3.75%)	03/31/2028	1,703,757	496,048	489,659
First Brands Group, LLC	6.00% (1-Month USD Libor + 5.00%)	03/22/2027	1,258,675	1,246,088	1,270,003
Gainwell Acquisition Corp.	4.75% (1-Month USD Libor + 4.00%)	10/01/2027	2,522,293	2,485,972	2,525,976
Granite US Holdings Corp.	4.15% (1-Month USD Libor + 4.00%)	09/30/2026	1,245,795	1,255,139	1,245,795
Great Outdoors Group, LLC	5.00% (1-Month USD Libor + 4.25%)	02/26/2028	2,515,988	2,503,408	2,523,535
Greeneden US Holdings II, LLC	4.75% (1-Month USD Libor + 4.00%)	12/01/2027	1,253,700	1,264,670	1,257,511
Heartland Dental, LLC	4.10% (1-Month USD Libor + 4.00%)	04/30/2025	1,531,163	1,531,163	1,526,569
Helios Software Holdings, Inc.	3.92% (1-Month USD Libor + 3.75%)	02/28/2028	1,048,143	1,045,523	1,046,571
HUB International Ltd.	4.00% (1-Month USD Libor + 3.25%)	04/25/2025	1,260,475	1,273,080	1,260,475
Hyland Software, Inc.	4.25% (1-Month USD Libor + 3.50%)	07/01/2024	1,258,513	1,255,367	1,259,167
Indy US Bidco, LLC	4.10% (1-Month USD Libor + 4.00%)	03/05/2028	2,517,350	2,504,763	2,521,856
Ingram Micro Inc.	4.00% (1-Month USD Libor + 3.50%)	03/30/2028	1,261,838	1,249,219	1,264,361
Iridium Satellite, LLC	3.25% (1-Month USD Libor + 2.50%)	11/04/2026	1,259,067	1,270,083	1,259,520
Ivanti Software, Inc.	5.75% (1-Month USD Libor + 4.75%)	12/01/2027	1,243,750	1,263,961	1,245,889
Kenan Advantage Group, Inc.	4.50% (1-Month USD Libor + 3.75%)	03/24/2026	1,995,469	1,985,491	1,990,760
Kloeckner Pentaplast of America, Inc.	5.25% (1-Month USD Libor + 4.75%)	02/12/2026	2,517,350	2,504,763	2,522,083
Life Time, Inc.	5.75% (1-Month USD Libor + 4.75%)	12/16/2024	1,260,475	1,257,324	1,269,147
Lonestar II Generation Holdings, LLC – Term B Loan	5.08% (3-Month USD Libor + 5.00%)	04/20/2026	415,798	401,245	411,536
Lonestar II Generation Holdings, LLC – Term C Loan	5.09% (3-Month USD Libor + 5.00%)	04/20/2026	54,350	52,448	53,793
Lucid Energy Group II Borrower, LLC	4.00% (3-Month USD Libor + 3.00%)	02/17/2025	2,656,280	2,598,437	2,624,405
Lummus Technology Holdings V, LLC	3.58% (1-Month USD Libor + 3.50%)	06/30/2027	1,198,286	1,201,282	1,195,794
Madison IAQ, LLC	3.75% (1-Month USD Libor + 3.25%)	06/21/2028	1,705,725	1,692,932	1,702,876
Mauser Packaging Solutions Holding Co.	3.34% (3-Month USD Libor + 3.25%)	04/03/2024	1,279,974	1,270,374	1,252,570
Medallion Midland Acquisition, LP	4.25% (3-Month USD Libor + 3.25%)	10/30/2024	1,275,064	1,275,064	1,266,037
MedAssets Software Intermediate Holdings, Inc.	4.50% (1-Month USD Libor + 3.75%)	01/28/2028	1,266,825	1,273,159	1,266,432
Midwest Physician Administrative Services, LLC	3.75% (1-Month USD Libor + 3.25%)	03/05/2028	1,258,675	1,252,382	1,250,418
Mozart Debt Merger Sub, Inc. – Term Loan B	3.75% (1-Month USD Libor + 3.25%)	09/30/2028	2,500,000	2,487,500	2,500,000
National Mentor Holdings, Inc.(A)(B)	4.50% (1-Month USD Libor + 3.75%)	02/18/2028	1,227,420	1,167,315	1,172,536
National Mentor Holdings, Inc. – Term C Loan	4.50% (1-Month USD Libor + 3.75%)	02/18/2028	37,026	36,841	37,017
Oryx Midstream Holdings, LLC	4.08% (3-Month USD Libor + 4.00%)	05/22/2026	2,621,676	2,605,484	2,618,399
Peraton Corp.	4.50% (1-Month USD Libor + 3.75%)	02/01/2028	1,263,650	1,257,332	1,263,852
Petco Health & Wellness Co., Inc.	4.00% (1-Month USD Libor + 3.25%)	02/25/2028	2,265,650	2,262,491	2,264,835
PetSmart, Inc.	4.50% (1-Month USD Libor + 3.75%)	01/27/2028	1,265,000	1,252,350	1,266,809
PetVet Care Centers, LLC	4.25% (1-Month USD Libor + 3.50%)	02/14/2025	1,260,354	1,272,958	1,259,964
Prairie ECI Acquiror, LP	4.83% (3-Month USD Libor + 4.75%)	03/11/2026	2,190,000	2,161,606	2,114,576
Prime Security Services Borrower, LLC	3.50% (1-Month USD Libor + 2.75%)	09/23/2026	1,258,675	1,269,688	1,256,812
Project Ruby Ultimate Parent Corp.	4.00% (1-Month USD Libor + 3.25%)	03/10/2028	2,590,317	2,583,998	2,586,276
The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Schedule of Investments (continued)
As of September 30, 2021 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
Project Sky Merger Sub, Inc.	4.25% (1-Month USD Libor + 3.75%)	08/10/2028	2,000,000	1,980,000	1,996,260
Proofpoint, Inc.	3.75% (1-Month USD Libor + 3.25%)	08/31/2028	2,610,000	2,600,275	2,595,645
Rackspace Technology Global, Inc.	3.50% (1-Month USD Libor + 2.75%)	02/15/2028	2,517,350	2,504,763	2,498,193
RealPage, Inc.	3.75% (1-Month USD Libor + 3.25%)	02/18/2028	2,600,000	2,596,825	2,591,056
Redstone Holdco 2, LP	5.50% (1-Month USD Libor + 4.75%)	04/14/2028	1,270,000	1,260,872	1,247,775
Ryan Specialty Group, LLC	3.75% (1-Month USD Libor + 3.25%)	09/01/2027	1,240,602	1,251,457	1,239,361
SCIH Salt Holdings, Inc.	4.75% (1-Month USD Libor + 4.00%)	03/16/2027	1,043,821	1,038,602	1,044,312
Sedgwick Claims Management Services, Inc.	3.33% (3-Month USD Libor + 3.25%)	12/31/2025	1,265,242	1,262,079	1,254,766
Solera, LLC	4.50% (1-Month USD Libor + 4.00%)	06/02/2028	1,280,000	1,273,600	1,282,406
Storable, Inc.	3.75% (1-Month USD Libor + 3.25%)	02/26/2028	2,600,000	2,595,163	2,591,342
Sunshine Luxembourg VII Sarl	4.50% (1-Month USD Libor + 3.75%)	10/01/2026	1,258,675	1,255,528	1,261,822
Tecta America Corp.	5.00% (1-Month USD Libor + 4.25%)	04/10/2028	997,500	987,525	998,747
The Dun & Bradstreet Corp.	3.34% (1-Month USD Libor + 3.25%)	02/06/2026	1,205,888	1,213,424	1,204,380
TIBCO Software, Inc.	3.84% (1-Month USD Libor + 3.75%)	06/30/2026	2,582,106	2,580,448	2,561,140
TK Elevator US Newco, Inc.	4.00% (1-Month USD Libor + 3.50%)	07/30/2027	1,240,648	1,256,157	1,242,373
TMS International Corp.	3.75% (1-Month USD Libor + 2.75%)	08/14/2024	1,260,475	1,271,504	1,257,324
Trader Interactive, LLC	4.50% (1-Month USD Libor + 4.00%)	07/28/2028	1,710,000	1,701,450	1,705,725
Traverse Midstream Partners, LLC	6.50% (1-Month USD Libor + 5.50%)	09/27/2024	1,243,358	1,243,358	1,243,358
TricorBraun Holdings, Inc.	1.63% (1-Month USD Libor + 3.25%)	01/29/2028	464,725	158,384	155,540
TricorBraun Holdings, Inc.	3.75% (1-Month USD Libor + 3.25%)	01/29/2028	2,060,923	2,050,541	2,048,310
Trident TPI Holdings, Inc.(A)(B)	4.50% (1-Month USD Libor + 4.00%)	07/29/2028	1,710,000	1,493,834	1,499,356
Triton Water Holdings, Inc.	4.00% (1-Month USD Libor + 3.50%)	03/18/2028	1,261,838	1,255,528	1,259,478
UKG, Inc.	4.00% (1-Month USD Libor + 3.25%)	05/04/2026	1,260,475	1,273,080	1,262,151
United Airlines, Inc.	4.50% (1-Month USD Libor + 3.75%)	04/14/2028	1,263,650	1,257,331	1,271,409
Univision Communications, Inc.	3.75% (3-Month USD Libor + 2.75%)	03/15/2024	2,650,000	2,650,000	2,646,316
Verscend Holding Corp.	4.08% (1-Month USD Libor + 4.00%)	08/27/2025	1,330,000	1,330,000	1,331,103
Vision Solutions, Inc.	5.00% (1-Month USD Libor + 4.25%)	03/19/2028	1,265,000	1,258,674	1,261,634
Worldwide Express, Inc.	5.00% (1-Month USD Libor + 4.25%)	07/26/2028	1,710,000	1,692,900	1,714,754
TOTAL BANK LOANS				161,180,467	161,057,677
CORPORATE BONDS(C) – 6.78%
Alamo Re Ltd.	4.01% (3-Month Treasury Bill + 4.00%)	06/07/2024	1,000,000	1,000,000	1,027,700
Cape Lookout Re Ltd.	3.26% (1-Month Treasury Bill + 3.25%)	03/22/2024	1,250,000	1,250,000	1,256,750
Cosaint Re Pte Ltd.	9.26% (1-Month Treasury Bill + 9.25%)	04/03/2024	1,000,000	1,000,000	1,044,000
Everglades Re II Ltd.	5.76% (1-Month Treasury Bill + 5.75%)	05/14/2024	925,000	925,000	939,245
Herbie Re Ltd.	17.25% (3-Month Treasury Bill + 1.25%)	06/06/2025	500,000	500,000	475,000
First Coast Re III Pte Ltd.	6.01% (3-Month Treasury Bill + 6.00%)	04/07/2025	1,000,000	1,000,000	1,025,700
FloodSmart Re Ltd.	13.01% (3-Month Treasury Bill + 1.00%)	03/01/2024	1,250,000	1,250,000	1,181,250
Kendall Re Ltd.	4.00% (3-Month Treasury Bill + 4.00%)	05/02/2024	1,000,000	1,000,000	981,000
Kilimanjaro III Re Ltd.	4.26% (3-Month Treasury Bill + 4.25%)	04/21/2025	800,000	800,000	824,080
Kilimanjaro III Re Ltd.	11.26% (3-Month Treasury Bill + 1.25%)	04/20/2026	750,000	750,000	768,000
Kilimanjaro III Re Ltd.	4.26% (3-Month Treasury Bill + 4.25%)	04/20/2026	700,000	700,000	715,190
The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Schedule of Investments (continued)
As of September 30, 2021 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
Mona Lisa Re Ltd.	6.86% (3-Month Treasury Bill + 7.00%)	07/08/2025	750,000	750,000	765,900
Mystic Re IV Ltd.	8.62% (3-Month Treasury Bill + 5.50%)	01/08/2025	900,000	900,000	907,920
Pelican IV Re Ltd.	5.26% (1-Month Treasury Bill + 5.25%)	05/07/2024	725,000	725,000	717,750
Putnam RE PTE Ltd.	5.32% (1-Month Treasury Bill + 5.50%)	06/07/2024	1,000,000	1,000,000	1,023,200
Residential Reinsurance 2021 Ltd.	8.30% (3-Month Treasury Bill + 9.25%)	06/06/2025	500,000	500,000	507,150
Residential Reinsurance 2021 Ltd.	4.74% (3-Month Treasury Bill + 5.25%)	06/06/2025	1,000,000	1,000,000	1,013,200
Residential Reinsurance 2021 Ltd.	3.40% (3-Month Treasury Bill + 3.75%)	06/06/2025	975,000	975,000	987,383
Residential Reinsurance 2021 Ltd.	2.29% (3-Month Treasury Bill + 2.50%)	06/06/2025	500,000	500,000	505,200
Sanders RE II Ltd.	3.38% (3-Month Treasury Bill + 3.50%)	04/07/2028	1,000,000	1,000,000	1,008,900
Sierra Ltd.	4.76% (3-Month Treasury Bill + 4.75%)	01/31/2024	1,500,000	1,500,000	1,521,300
Titania RE Ltd.	4.50% (1-Month Treasury Bill + 4.50%)	06/21/2024	1,000,000	1,000,000	1,016,200
Vista RE Ltd.	6.75% (3-Month Treasury Bill + 6.75%)	05/21/2024	1,250,000	1,250,000	1,271,000
TOTAL CORPORATE BONDS				21,275,000	21,483,018
SHORT-TERM INVESTMENTS – 17.74%
MONEY MARKET FUND – 17.74%
Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.03%(H)		56,221,959	56,221,959	56,221,959
TOTAL SHORT-TERM INVESTMENTS				56,221,959	56,221,959
COMMON STOCKS – 5.81%
IronSource Ltd.			800,000	8,005,334	8,696,000
KKR & Co Inc.			50,837	2,080,987	3,094,957
The Blackstone Group Inc.			32,327	2,080,582	3,760,923
The Carlyle Group Inc.			60,734	2,081,214	2,871,504
TOTAL COMMON STOCKS				14,248,117	18,423,384

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Schedule of Investments (continued)
As of September 30, 2021 (Unaudited)

	Acquisition Type	Acquisition Dates(E)	Geographic Region(F)	Cost	Fair Value
PRIVATE FUNDS(D) – 22.70%
AFC Acquisitions, Inc.(G)	Co-Investment	04/2021	North America	4,163,756	4,163,756
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	3,038,500	6,472,127
BC Partners Galileo (1) L.P.	Secondary	09/2021	Europe	8,683,054	8,491,827
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	1,956,166	1,940,000
Itelyum Co-Investment L.P.	Co-Investment	09/2021	Europe	7,857,760	7,758,361
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	North America	2,570,118	2,552,501
L Catterton Growth IV, L.P.	Primary	04/2021	North America	6,832,544	11,973,085
Magenta Blocker Aggregator L.P.(G)	Co-Investment	09/2021	North America	3,100,000	3,099,930
NB Lowcode Private Equity	Co-Investment	04/2021	North America	2,910,548	3,183,931
RealPage Property Parent, L.P.(G)	Co-Investment	04/2021	North America	6,500,000	6,500,000
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021	North America	10,800,069	10,800,069
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021	North America	4,000,000	4,997,779
TOTAL PRIVATE FUNDS				62,412,515	71,933,366
TOTAL INVESTMENTS (Cost $315,338,058) – 103.85%					329,119,404
Liabilities in excess of other assets – (3.85%)					(12,215,044)
TOTAL NET ASSETS – 100.00%					$316,904,360

(A)
The stated interest rate represents the rate on drawn commitments paid by the borrower. The borrower may also pay additional interest on undrawn amounts.

(B)
All or a portion of this security was purchased on a delayed delivery basis.

(C)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of these securities is $21,483,018, representing 6.78% of net assets.

(D)
Non-income producing securities, which are restricted as to resale and illiquid.

(E)
Acquisition Dates cover from the original investment date and is a required disclosure for restricted securities only.

(F)
Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates.

(G)
The fair value of the investment was determined using a significant unobservable input.

(H)
The rate is the annualized seven-day yield as of September 30, 2021.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Summary of Investments
As of September 30, 2021 (Unaudited)

Summary by Investment Type	Fair Value	% of Net Assets
Bank Loans	$161,057,677	50.82%
Corporate Bonds	21,483,018	6.78%
Short-Term Investments
Money Market Fund	56,221,959	17.74%
Total Short-Term Investments	56,221,959	17.74%
Common Stocks	18,423,384	5.81%
Private Funds	71,933,366	22.70%
Total Investments	329,119,404	103.85%
Liabilities in excess of other assets	(12,215,044)	(3.85)%
Total Net Assets	$316,904,360	100.00%
The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Statement of Operations
For the six months ended September 30, 2021 (Unaudited)

Investment Income:
Interest income	$3,592,884
Dividend income	94,247
Total Investment Income	3,687,131
Operating Expenses:
Incentive fees	1,244,827
Advisory fees (see Note 3)	325,548
Professional fees	202,603
Offering costs (see Note 2)	190,218
Accounting and administration service fees	129,466
Independent managers fees	87,500
Other expenses	84,383
Total Operating Expenses	2,264,545
Expenses waived by Adviser	(302,443)
Net Operating Expenses	1,962,102
Net investment income	1,725,029
Net Realized and Change in Unrealized Gain on Investments
Net realized loss on investments	(30,451)
Net change in unrealized appreciation on investments	9,811,304
Net Realized and Change in Unrealized Gain on Investments	9,780,853
Net Increase in Net Assets Resulting from Operations	$11,505,882
The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Statements of Changes in Net Assets

	Six Months Ended September 30, 2021 (Unaudited)	Period from January 19, 2021 (Commencement of Operations) through March 31, 2021*
Change in Net Assets from Operations:
Net investment income	$1,725,029	$6,190
Net realized loss on investments	(30,451)	(62,754)
Net change in unrealized appreciation on investments	9,811,304	3,970,042
Net Increase in Net Assets from Operations	11,505,882	3,913,478
Change in Net Assets Resulting from Capital Transactions:
Proceeds from shares sold	93,385,000	208,000,000
Change in Net Assets Resulting from Capital Transactions	93,385,000	208,000,000
Net Change in Net Assets	104,890,882	211,913,478
Net Assets:
Beginning of period	212,013,478	100,000**
End of period	$316,904,360	$212,013,478
Transactions in Shares:
Shares sold	8,928,637	20,800,000
Net Increase in Shares	8,928,637	20,800,000

*
Prior to the commencement date, the Fund had been inactive except for matters related to the Fund’s organization, registration under the Investment Company Act of 1940, as amended, registration of the shares under the 1933 Act and the sale of 10,000 Institutional Class Shares to Neuberger Berman Europe Holdings LLC (“NB Europe,” an affiliate of the adviser).

**
NB Europe purchased 10,000 Institutional Class Shares for $10.00 per share on November 25, 2020.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Statement of Cash Flows
For the six months ended September 30, 2021 (Unaudited)

Cash Flows from Operating Activities
Net Change in net assets resulting from operations	$11,505,882
Adjustments to reconcile net change in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments*	(379,181,447)
Proceeds from disposition of investments*	304,468,909
Net realized loss on investments	30,451
Net change in unrealized (appreciation) depreciation on investments	(9,811,304)
Changes in assets and liabilities related to operations
(Increase) decrease in receivable for investments sold	1,239,743
(Increase) decrease in interest receivable	(164,083)
(Increase) decrease in other assets	190,218
Increase (decrease) investment securities purchased	(28,670,340)
Increase (decrease) due to Affiliate	(98,717)
Increase (decrease) advisory fee payable	86,100
Increase (decrease) accounting and administration service fees payable	(544)
Increase (decrease) professional fees payable	101,855
Increase (decrease) incentive fee payable	205,463
Increase (decrease) in other payables	36,682
Net Cash Provided by (used in) Operating Activities	(100,061,132)
Cash Flows from Financing Activities
Contributions received in advance	6,523,000
Proceeds from shares sold	93,385,000
Net Cash Provided by (used in) Financing Activities	99,908,000
Net Change in Cash and Cash Equivalents	(153,132)
Cash and Cash Equivalents at Beginning of the Period	403,129
Cash and Cash Equivalents at End of Period	$249,997

*
Purchases of investments and proceeds from disposition of investments includes money market funds in the amounts of $(222,528,817) and $252,417,765, respectively.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Financial Highlights

	Six Months Ended September 30, 2021 (Unaudited)	Period from January 19, 2021 (Commencement of Operations) through March 31, 2021*
Per Share Operating Performance(1)**
NET ASSET VALUE, BEGINNING OF PERIOD	$10.19	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.07	—
Net realized and unrealized gain on investments	0.40	0.19
Net increase in net assets resulting from operations	0.47	0.19
DISTRIBUTIONS
Net change in capital due to distributions	—	—
NET ASSET VALUE, END OF PERIOD	10.66	10.19
TOTAL NET ASSET VALUE RETURN(2)(3)	4.61%	1.90%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period(in thousands)	316,904	212,013
Ratios to average net assets(4)(5)
Total expenses before expense waiver	1.26%	1.16%
Total expenses after expense waiver	1.03%	0.76%
Net investment income	1.80%	0.86%
Portfolio Turnover Rate(3)	24.29%	12.50%

*
Prior to the commencement date, the Fund had been inactive except for matters related to the Fund’s organization, registration under the Investment Company Act of 1940, as amended, registration of the shares under the 1933 Act and the sale of 10,000 Institutional Class Shares to NB Europe.

**
Represents Institutional Class Shares.

(1)
Selected data for the average shares outstanding throughout each period.

(2)
Total Return, based on net asset value per share, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Fund during the period and reinvested dividend income, if any.

(3)
Not annualized.

(4)
For the six months ended September 30, 2021, the ratios are annualized, except for incentive fees. For the period January 19, 2021 (Commencement of Operations) through March 31, 2021, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.

(5)
The contractual fee and expense waiver are reflected in both the net expense and net investment income (loss) ratios (see Note 3).

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements
September 30, 2021

1.   Organization
NB Crossroads Private Markets Access Fund LLC (the “Fund”) was organized on July 10, 2020 as a limited liability company under the laws of the state of Delaware. The Fund is a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is offered only to investors that are both “accredited investors,” as defined in Section 501(a) of Regulation D promulgated under the Securities Act of 1933 and “qualified clients” as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund is authorized to offer three separate classes of Shares designated Institutional Class, Class A-1 and Class A-2. As of September 30, 2021, only Institutional Class Shares of the Fund are currently operational.
The Fund’s investment objective is to seek to provide attractive, long-term capital appreciation by investing primarily in an actively managed portfolio of private equity investments. The Fund’s private equity investments are expected to focus on private equity strategies including: (i) buyouts; (ii) special situations; (iii) venture and growth capital; (iv) infrastructure and real assets; and (v) private credit. The Fund’s investment exposure to these strategies is implemented via a variety of investment types that will include: (i) direct investments in the equity of private companies and/or debt securities of operating companies and other credit instruments, including investments alongside private equity funds and other private equity firms (“Direct Investments”); (ii) investments in private equity funds managed by various unaffiliated asset managers (“Portfolio Funds”) acquired in privately negotiated transactions (a) from investors in these Portfolio Funds, (b) in connection with a restructuring transaction of a Portfolio Fund(s), and/or (c) directly from a private equity fund; (iii) primary investments in newly formed Portfolio Funds; and (iv) publicly listed private equity investments and investments in business development companies. The Fund will also invest a portion of its assets in a portfolio of cash and cash equivalents, liquid fixed-income securities and other credit instruments.
The Fund is managed by Neuberger Berman Investment Advisers LLC, an investment adviser registered under the Advisers Act that serves as the Fund’s investment adviser (the “Registered Investment Adviser”). The Registered Investment Adviser has engaged NB Alternatives Advisers LLC (the “Sub-Adviser” and together with the Registered Investment Adviser, the “Adviser”) to assist with investment decisions. The Fund’s Board of Managers (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund. Certain officers of the Registered Investment Adviser are also officers of the Fund.
2.   Significant Accounting Policies
The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A.   Basis of Accounting
The Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Fund are maintained in U.S. dollars.
B.   Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2021

C.   Valuation of Investments
The Fund computes the net asset value (“NAV”) for each class of Shares as of the close of business on the last business day of each month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine, in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.
The Board has approved the Procedures pursuant to which the Fund values its investments. The Board has delegated to the Adviser general responsibility for determining, in accordance with the Procedures, the value of such investments. The value of the Fund’s assets is based on information reasonably available at the time the valuation is made and the Adviser believes to be reliable.
The Adviser generally will value the Fund’s investment in Portfolio Funds and certain Direct Investments, including Direct Investments in private equity securities, using the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. Portfolio Funds are generally valued based on the latest net asset value reported by a Portfolio Fund Manager or general partner. Similarly, many Direct Investments, including Direct Investments in private equity securities, are generally valued based on the valuation information provided by the lead or sponsoring private equity investors. In general, it is anticipated that such valuation information from these Portfolio Fund managers or from lead or sponsoring private equity investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Direct Investments and Portfolio Funds for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Adviser pursuant to the Fund’s valuation procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. To the extent the Adviser is either unable to utilize the practical expedient under ASC 820, or where the Adviser determines that use of the practical expedient is not appropriate as it will not result in a price that represents the current value of an investment, the Adviser will make a fair value determination of the value of the investment.
Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.
Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Board on the basis of market quotations. The Adviser will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Adviser believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Board of Managers.
For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2021

securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.
FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:
Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3
Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.
Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.
The following table presents the investments carried on the Statement of Assets and Liabilities by level within the valuation hierarchy as of September 30, 2021.
Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Bank Loans	$—	$161,057,677	$—	$—	$161,057,677
Common Stocks	18,423,384	—	—	—	18,423,384
Corporate Bonds	—	21,483,018	—	—	21,483,018
Private Funds	—	—	13,763,686	58,169,680	71,933,366
Short-Term Investments	56,221,959	—	—	—	56,221,959
Total Investments	$74,645,343	$182,540,695	$13,763,686	$58,169,680	$329,119,404
Additional sector, industry, or geographic detail, if any, is included in the Schedule of Investments.
Significant Unobservable Inputs
As of September 30, 2021, the Fund had Level 3 investments valued at $13,763,686. The fair value of investments valued at $58,169,680 in the Fund’s Schedule of Investments have been valued at the unadjusted NAV by the managers of the investments.

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2021

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2021.
			Unobservable Inputs
Investments	Fair Value as of September 30, 2021	Valuation Methodologies	Variable	Value/Range	Weighted Average
Private Funds
Co-Investment	$13,763,686	Recent Transaction Value	N/A	N/A	N/A
Total Investments	$13,763,686
During the six months ended September 30, 2021, purchases of and sales from Level 3 investments were as follows:
Purchases	Sales
$13,763,756	$—
During the six months ended September 30, 2021, change in unrealized appreciation and realized gains from Level 3 investments were $(70) and $0, respectively.
The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. During the six months ended transfers into and out of Level 3 were $0 and $7,530,000, respectively.
The estimated remaining life of the Fund’s investments as of September 30, 2021, is unknown at this time.
Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.
D.   Cash and Cash Equivalents
Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Fund’s custodian.
Cash and cash equivalents on the Statements of Assets and Liabilities can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2021, the Fund held cash of $249,997 and $56,221,959, which is held in an overnight sweep that is deposited into a money market account.
E.   Investment Gains and Losses
The Fund records distributions of cash or in-kind securities from the investments based on the information from distribution notices when distributions are received. The Fund recognizes within the Statement of Operations its share of realized gains or (losses), the Fund’s change in net unrealized appreciation/(depreciation) and the Fund’s share of net investment income or (loss) based upon information received regarding distributions from Portfolio Fund managers or the lead or sponsoring private equity investor for Direct investments. The Fund may also recognize realized losses based upon information received from the Portfolio Fund managers or the lead or sponsoring private equity investor for Direct investments for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2021

within the Statement of Operations includes the Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each investment.
Portfolio Funds and certain Direct Investments may make in-kind distributions to the Fund and, particularly in the event of a dissolution of a Portfolio Fund or Direct Investment, such distributions may contain securities that are not marketable. While the general policy of the Fund will be to liquidate such investment and distribute proceeds to Shareholders, under certain circumstances when deemed appropriate by the Board, a Shareholder may receive in-kind distributions from the Fund.
F.   Federal Income Taxes
The Fund intends to qualify and elect to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to shareholders, and all distributions out of earnings and profits would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to shareholders and to meet certain diversification and income requirements with respect to its underlying investments. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements.
The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statue of limitations is from the year 2021 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Registered Investment Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Registered Investment Adviser has reviewed the Fund’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Fund’s financial statements for the six months ended September 30, 2021. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2021, the Fund did not incur any interest or penalties.
G.   Restrictions on Transfers
Shares of the Fund are generally not transferable. No shareholder may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Shares without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.
H.   Purchase of Shares
Shares will generally be offered for purchase as of the first business day of each month, or at such other times as determined in the discretion of the Board, based on the most recent net asset value which will be calculated for the last business day of the preceding month. The minimum initial investment in the Fund by any investor is $50,000, and the minimum additional investment in the Fund by any shareholder is $10,000, except for additional purchases pursuant to a dividend reinvestment plan. The Board reserves the right to accept lesser amounts below these minimums.

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2021

I.   Repurchase of Shares
The Fund expects to conduct repurchase offers quarterly pursuant to written tenders to shareholders. The Registered Investment Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets quarterly on or about each of January 31, April 30, July 31 and October 31. A shareholder who tenders some but not all of its Shares for repurchase will be required to maintain a minimum account balance of $10,000. Such minimum ownership requirement may be waived by the Board, in its sole discretion. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by a shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. There can be no assurance that the Fund will conduct repurchase offers in any particular period and shareholders may be unable to tender Shares for repurchase for an indefinite period of time. During the six month period ended September 30, 2021 no shares were tendered.
J.   Fees of the Portfolio Funds Investments
Each Portfolio Fund Investment will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Fund level expenses shown on the Fund’s Statement of Operations, shareholders of the Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Fund’s Financial Highlights.
K.   Foreign Currency Translation
The Fund has foreign investments which require the Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.
Contributed capital to and distributions received from these foreign investments are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.
Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.
L.   Distributions to Shareholders
The Fund intends to pay dividends from net investment income at least annually. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2021

M.   Security Transactions and Related Income
Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date. Realized gains and losses on securities and unrealized appreciation and depreciation of securities are reported on the identified cost basis, which is also used for income tax purposes.
N.   Fund Expenses
The Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); Incentive Fees (as defined herein); Distribution and Servicing Fees for Class A-1 and Class A-2 Shares; investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; cost of insurance; registration expenses; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.
O.   Organizational and Offering Costs
Organizational and offering costs are costs incidental to the organization, issuing and marketing of Shares and are non-recurring in nature. These costs will be subject to recoupment in accordance with the Fund’s expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”, as further discussed in Note 3). The Fund’s total organizational costs of $147,408 have been paid by the Registered Investment Adviser, of which $24,823 were expensed as of November 25, 2020, and $122,585 were expensed as of March 31, 2021. The Fund expenses organizational costs as incurred.
The Fund’s offering costs of $379,396 have been paid by the Registered Investment Adviser, subject to reimbursement by the Fund. The Fund amortizes such costs over the first 12-months of the Fund’s operations which began on January 19, 2021, the commencement of operations date, using the straight-line method. As of September 30, 2021, $114,338 of offering costs remain as an unamortized deferred asset while $265,058 have been expensed.
3.   Advisory Fee, Incentive Fee, Distribution and Servicing Fee, and Other Expenses
The Registered Investment Adviser provides investment advisory services to the Fund and incurs research, travel and other expenses related to the selection and monitoring of underlying investments. Further, the Registered Investment Adviser provides certain management and administrative services including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Fund pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) at an annual rate of 1.50%, based on the Fund’s net asset value, calculated and accrued monthly as of the last business day of each month, and payable quarterly in arrears within five (5) business days after the completion of the net asset value computation for the quarter. The Registered Investment Adviser has contractually agreed to reduce its Advisory Fee to an annual rate of 0.25% until March 31, 2022. For the six months ended September 30, 2021, the Fund incurred Advisory Fees totaling $325,548.
At the end of each calendar quarter of the Fund, the Registered Investment Adviser will be entitled to receive an incentive fee (the “Incentive Fee”) equal to 10% of the difference, if positive, between (i) the net profits of the Fund for the relevant period and (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean (i) the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2021

organizational expenses) plus (ii) the aggregate distributions accrued during the period. For the six months ended September 30, 2021, the Fund incurred Incentive Fees of $1,244,827.
The Fund maintains a memorandum account (the “Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Net losses are defined as the amount by which the net asset value of the Fund on the last day of the relevant period is less than the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses).
In consideration for services provided under an investment sub-advisory agreement, the Registered Investment Adviser pays the Sub-Adviser a quarterly fee equal to 90% of the Advisory Fee and 100% of the Incentive Fee received from the Fund.
The Fund has entered into an expense limitation agreement with the Registered Investment Adviser (the “Expense Limitation Agreement”). The original term was for a one-year term from the date the Fund commences operations, and the term was subsequently extended to one year from July 30, 2021 (the “Limitation Period”). The Registered Investment Adviser may extend the Limitation Period for a period of one year on an annual basis. Pursuant to the Expense Limitation Agreement, the Registered Investment Adviser agrees to waive and/or reimburse certain annual operating expenses (excluding the advisory fee, incentive fee, distribution and servicing fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Other Expenses”) of the Fund so they are limited to 0.30% (30bps) per annum, of the average monthly net assets (“Expense Limitation”).
The Fund has agreed to repay the Registered Investment Adviser any fees waived under the Expense Limitation or any Other Expenses the Registered Investment Adviser reimburses in excess of the Expense Limitation, provided the repayments do not cause the Fund’s Other Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Registered Investment Adviser, whichever is lower. Any such repayments must be made within three years after the year in which the Registered Investment Adviser incurred the expense.
As of September 30, 2021, the following amounts were subject to recoupment by the Registered Investment Adviser by the following dates:
November 25, 2023	March 31, 2024	March 31, 2025
$24,823	$264,983	$302,443
Class A-1 Shares and Class A-2 Shares will each be subject to a Distribution and Servicing Fee at an annual rate of 0.70% based on the aggregate net assets of the Fund attributable to such class payable to Neuberger Berman BD LLC, an affiliated of the Adviser (the “Distributor”). For purposes of determining the Distribution and Servicing Fee, net asset value will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Institutional Class Shares are not subject to a Distribution and Servicing Fee. The Registered Investment Adviser, or its affiliates, may pay additional compensation out of its own resources (i.e., not Fund assets) to certain selling agents or financial intermediaries in connection with the sale of the Shares. Neither Class A-1 or A-2 Shares of the Fund are operational.
Pursuant to an Administration, Fund Accounting and Recordkeeping Agreement, the Fund retains UMB Fund Services, Inc. (“UMBFS”) a subsidiary of UMB Financial Corporation, to provide administration, accounting and transfer agency services to the Fund. In consideration for these services, the Fund will pay

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2021

UMBFS tiered fees based on the average monthly net asset value of the Fund, subject to a minimum annual fee, as well as certain other fixed, per-account or transactional fees. The Fund also reimburses UMBFS for certain out-of-pocket expenses. For the six months ended September 30, 2021, the Fund incurred administration service fees totaling $129,466.
The Board consists of six managers, each of whom is not an “interested person” of the Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Fund on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Fund. For the six months ended September 30, 2021, the Fund incurred $87,500 in Independent Managers’ fees.
4.   Description of Certain Investments
Due to the nature of the investments in Portfolio Funds and certain Direct Investments, the Fund generally cannot liquidate its positions in such investments except through distributions from the investment, which are made at the discretion of the Portfolio Fund manager or sponsor of the Direct Investments. The Fund has no right to demand repayment of its investment in such investments.
5.   Capital Commitments to Investments
As of September 30, 2021, the Fund had total capital commitments of $90,045,493 with remaining unfunded commitments to the investments totaling $19,157,645 as listed below:
Investment:	Unfunded Commitment
Private Funds	$19,157,645
Total	$19,157,645
6.   Investment Transactions
Purchases and sales of investments, excluding short-term investments, for the six months ended September 30, 2021 were $156,652,630 and $52,051,144, respectively.
7.   Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.
8.   Concentrations of Market, Credit, Liquidity, Industry and Currency Risk
Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2021

sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner if at all.
The Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.
If the Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in a Portfolio Fund. This may impair the ability of the Fund to pursue its investment program, force the Fund to borrow or otherwise impair the value of the Fund’s investments (including the complete devaluation of the Fund). While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.
9.   Fixed Income, Debt and Bank Loan Securities Risk
These investments are subject to both interest rate risk and credit risk, and the risk prepayment or non-payment of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer such as but not limited to management performance, financial leverage, and reduced demand. The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. The Funds’ investments may utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. However, concerns have arisen regarding LIBOR’s viability as a benchmark, due to manipulation allegations dating from about 2012 and, subsequently, reduced activity in the financial markets that it measures. In July 2017, the Financial Conduct Authority (the “FCA”), the United Kingdom financial regulatory body charged with regulating LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. Various financial industry groups began planning the transition to the use of different benchmarks. In the United States, the Federal Reserve Board and the New York Federal Reserve convened the Alternative Reference Rates Committee (the “ARRC”), comprised of a group of private-market participants, to identify risk-free alternative references rates for LIBOR and to create an implementation plan with metrics of success and a timeline to support an orderly adoption of an alternative reference rate. The Committee identified the Secured Overnight Financing Rate (“SOFR”) as its recommended replacement to LIBOR, which is intended to be a broad measure of the cost of borrowing cash overnight collateralized by U.S. treasury securities. The Federal Reserve Bank of New York began publishing the SOFR earlier in 2018, with the expectation that it could be used on a voluntary basis in new instruments and transactions.
On November 30, 2020, the Ice Benchmark Administration and the FCA announced that tenors of US Dollar LIBOR would continue to be published through June 30, 2023, other than one week and two month USD LIBOR settings which will cease publication on December 31, 2021. This new deadline constitutes a considerable extension beyond the previously announced date of December 2021 for all US Dollar LIBOR tenors.
However, the ARCC, including its ex officio members from the Federal Reserve Board and New York Federal Reserve, has subsequently emphasized that the extension to June 2023 does not alter the regulatory perspective on new loan issuances: that market participants should already be using language that provides for an automatic switch from LIBOR to a replacement in new loan agreements (or should start immediately) and that June 30, 2021 should be the target for the cessation of new loans based on LIBOR.
Neither the effect of the transition process, in the United States or elsewhere, nor its ultimate success, can yet be known. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2021

investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. While some instruments tied to LIBOR that the Portfolio invests in may include a replacement rate in the event LIBOR is discontinued, not all instruments have such fallback provisions and the effectiveness of such replacement rates remains uncertain. The potential cessation of LIBOR could affect the value and liquidity of investments tied to LIBOR, especially those that do not include fallback provisions, and may result in costs incurred in connection with closing out positions and entering new trades. Due to the uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to June 2023.
10.   Other Matters
The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity. The impact of the virus may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The fluidity of the situation precludes any prediction as to its ultimate impact, which may have a continued effect on the economic and market conditions. Such conditions, which may be across industries, sectors, or geographies, have impacted and may continue to impact the Fund’s portfolio companies.
11.   Subsequent Events
The Fund has evaluated all events subsequent to September 30, 2021, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Access Fund LLC
Proxy Voting and Portfolio Holdings (Unaudited)
September 30, 2021

Proxy Voting and Portfolio Holdings
A description of the Fund’s policies and procedures used to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information regarding proxy votes cast by the Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Fund did not receive any proxy solicitations during the six months ended September 30, 2021.
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

Item 1. Reports to Stockholders Continued.

(b) not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of September 30, 2021:

Neuberger Berman Private Equity’s PIPCO investment team is responsible for the day-to-day management of the Fund and serves as the day-to-day interface with the members of the Private Investment Portfolio and Co-Investment Investment Committee (the “Investment Committee”), which serve as the Fund’s Portfolio Fund Managers. The Investment Committee and other senior private equity investment personnel also have responsibility for managing private equity investments made on behalf of third-party investors, sourcing new investment opportunities, performing due diligence on all new investment opportunities and monitoring existing investments.

Since the Registrant’s most recent annual report on Form N-CSR, Elizabeth Traxler was added as a member of the Investment Committee. The information below is with respect to Elizabeth Traxler, who joined the Investment Committee effective August 2021.

Elizabeth Traxler is a Managing Director of Neuberger Berman and a senior member of the Private Investment Portfolios & Co-Investments team. She is also a member of the Private Investment Portfolios, Co-investments and the Secondary Investment Committees. Prior to joining Neuberger Berman in 2008, Ms. Traxler was at Wachovia Capital Partners (now known as Pamlico Capital), where she focused on making direct growth equity and buyout investments across a broad range of industries. Ms. Traxler also worked at Wachovia Securities in the Leveraged Capital Group, which provided senior and mezzanine debt for private equity-backed transactions. She is currently a Board Observer for several private companies and Advisory Board member for a number of private equity funds. Ms. Traxler received an M.B.A. from the Kellogg School of Management at Northwestern University and a B.A., cum laude, in Economics from Vanderbilt University.

Other Accounts Managed as of September 30, 2021:

The following tables set forth information about funds and accounts other than the Registrant for which Elizabeth Traxler, as a member of the Investment Committee, is primarily responsible for the day-to-day portfolio management as of September 30, 2021. Registered investment companies in a “master-feeder” structure are counted as one investment company for purposes for determining the number of accounts managed.

Elizabeth Traxler

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
7	$1,201,510,531	29	$20,341,123,051	104	$30,888,628,364

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
7	$1,201,510,531	29	$20,341,123,051	104	$30,888,628,364

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Registrant. A conflict may also exist if a Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has policies that seek to allocate opportunities on a fair and equitable basis, taking into consideration the investment objectives and strategies and any legal, tax or regulatory considerations.

Compensation Structure of Portfolio Manager(s) or Management Team Members - As of September 30, 2021:

Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for the Fund’s Portfolio Management Team consists of fixed (salary) and variable (bonus) compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the portfolio manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation for a portfolio manager is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

The terms of our long-term retention incentives are as follows:

•	Employee-Owned Equity. Certain employees (i.e., senior leadership and investment professionals) participate in Neuberger Berman’s equity ownership structure, which was designed to incentivize and retain key personnel. In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity.

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

•	Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio.

•	Restrictive Covenants. Most investment professionals, including Portfolio Fund Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

Disclosure of Securities Ownership

As of September 30, 2021, Elizabeth Traxler did not own any interest in the Registrant.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the six months ended September 30, 2021.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the six months ended September 30, 2021.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Access Fund LLC

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President

Date: December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)

Date: December 9, 2021

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 9, 2021